Earnings Per Share (Tables)	9 Months Ended
Jul. 31, 2026
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Summary of Earnings Per Share

	For the three months ended			For the nine months ended
($ millions)	July 31 2026	April 30 2026	July 31 2025	July 31 2026	July 31 2025
Basic earnings per common share
Net income attributable to common shareholders	$2,778	$2,468	$2,313	$7,401	$5,179
Foreign currency loss on redemption of Subordinated Additional Tier 1 Capital Notes	–	–	(22)	–	(22)
Net income attributable to common shareholders used to calculate basic earnings per common share	2,778	2,468	2,291	7,401	5,157
Weighted average number of common shares outstanding (millions)	1,223	1,230	1,244	1,229	1,245
Basic earnings per common share (1) (in dollars)	$2.27	$2.01	$1.84	$6.02	$4.14
Diluted earnings per common share
Net income attributable to common shareholders used to calculate basic earnings per common share	$2,778	$2,468	$2,291	$7,401	$5,157
Dilutive impact of share-based payment options and others (2)	–	–	–	(9)	(136)
Net income attributable to common shareholders (diluted)	$2,778	$2,468	$2,291	$7,392	$5,021
Weighted average number of common shares outstanding (millions)	1,223	1,230	1,244	1,229	1,245
Dilutive impact of share-based payment options and others (2) (millions)	3	2	1	3	5
Weighted average number of diluted common shares outstanding (millions)	1,226	1,232	1,245	1,232	1,250
Diluted earnings per common share (1) (in dollars)	$2.27	$2.00	$1.84	$6.00	$4.02
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.